DEPOSITS AND OBLIGATIONS, Non-interest-bearing and interest-bearing deposits and obligations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Deposits and Obligations [Abstract]
Non interest bearing deposits	S/ 42,234,498	S/ 43,346,151	[1]	S/ 51,851,206
Interest bearing deposits	104,040,905	102,611,780
Total	146,275,403	145,957,931
Peru [Member]
Deposits and Obligations [Abstract]
Non interest bearing deposits	37,627,288	39,370,497
Interest bearing deposits	94,452,833	92,276,991
Other countries [Member]
Deposits and Obligations [Abstract]
Non interest bearing deposits	4,607,210	3,975,654
Interest bearing deposits	S/ 9,588,072	S/ 10,334,789

[1]	See note 3(b).